Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2015
Partnership Units

	As of December 31, 2015	As of December 31, 2014
Common units	120,409,456	104,079,960
General partner units	2,439,989	2,124,081
Preferred units	12,983,333	14,223,737
Total partnership units	135,832,778	120,427,778

Prior To Fourth Amendment
Schedule of Incentive Distributions

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3750	98%	2%
First Target Distribution	up to $0.4313	98%	2%
Second Target Distribution	above $0.4313 up to $0.4688	85%	15%
Third Target Distribution	above $0.4688 up to $0.5625	75%	25%
Thereafter	above $0.5625	50%	50%

After Fourth Amendment
Schedule of Incentive Distributions

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.2325	98%	2%
First Target Distribution	up to $0.2425	98%	2%
Second Target Distribution	above $0.2425 up to $0.2675	85%	15%
Third Target Distribution	above $0.2675 up to $0.2925	75%	25%
Thereafter	above $0.2925	65%	35%